CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 796.9		$ 815.6	$ 846.6
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax	(93.4)		(38.5)	21.2
Gains reclassified into earnings, net of tax		[1]	(1.7)	(3.4)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(93.4)		(40.2)	17.8
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax	(25.4)		(0.1)	6.4
Losses (gains) reclassified into earnings, net of tax	21.5		(1.0)	(5.2)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(3.9)		(1.1)	1.2
Other comprehensive income (loss), net of tax	(97.3)		(41.3)	19.0
Comprehensive income	$ 699.6		$ 774.3	$ 865.6

[1]	Represents an amount lower than 0.1